Fair Value Measurement - Fair Value Financials Instruments Recurring Basis (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Bond portfolio	$ 16,100,937	$ 15,389,807	$ 14,229,755	$ 11,482,616
Impaired Loans
Gross Bond portfolio	$ 16,100,937	$ 15,389,807	$ 14,229,755